Document and Entity Information	Dec. 16, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 16, 2025
Entity Registrant Name	Medline Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43022
Entity Tax Identification Number	33-1845288
Entity Address Address Line 1	3 Lakes Drive
Entity Address City Or Town	Northfield
Entity Address State Or Province	IL
Entity Address Postal Zip Code	6009
City Area Code	847
Local Phone Number	949-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	MDLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002046386